CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)
Non-current assets
Fixed assets - net	¥ 24,184,248,000	$ 3,517,453	¥ 23,617,138,000
Construction-in-progress	1,828,372,000	265,926	1,430,671,000
Prepayments for fixed assets and construction-in-progress	51,955,000	7,557	54,368,000
Leasehold land payments	1,924,496,000	279,906	1,980,278,000
Goodwill	281,255,000	40,907	281,255,000
Investments in associates	181,725,000	26,431	174,548,000
Deferred tax assets	197,295,000	28,695	37,005,000
Long-term prepaid expenses	46,614,000	6,780	33,401,000
Financial assets at fair value through other comprehensive income	321,246,000	46,723	0
Available-for-sale investments	0	0	296,414,000
Long-term receivable	28,354,000	4,124	31,274,000
Total non-current assets	29,045,560,000	4,224,502	27,936,352,000
Current assets
Assets classified as held for sale	2,183,000	318	2,183,000
Materials and supplies	296,217,000	43,083	330,727,000
Trade receivables	3,861,617,000	561,649	4,142,210,000
Prepayments and other receivables	348,907,000	50,747	314,251,000
Short-term deposits	109,000,000	15,853	108,000,000
Cash and cash equivalents	1,738,753,000	252,891	1,160,515,000
Total current assets	6,356,677,000	924,541	6,057,886,000
Total assets	35,402,237,000	5,149,043	33,994,238,000
Capital and reserves attributable to the Company's equity holders
Share capital	7,083,537,000	1,030,258	7,083,537,000
Share premium	11,562,657,000	1,681,719	11,562,738,000
Other reserves	3,188,161,000	463,699	3,109,516,000
Retained earnings	7,017,944,000	1,020,718	6,928,886,000
Capital and reserves attributable to the Company's equity holders	28,852,299,000	4,196,394	28,684,677,000
Non-controlling interests	(35,970,000)	(5,232)	(27,596,000)
Total equity	28,816,329,000	4,191,162	28,657,081,000
Non-current liabilities
Deferred tax liabilities	63,898,000	9,294	66,391,000
Deferred income	99,765,000	14,510	105,791,000
Total non-current liabilities	163,663,000	23,804	172,182,000
Current liabilities
Trade payables	1,440,834,000	209,561	1,325,077,000
Contract liabilities	203,631,000	29,617	0
Payables for fixed assets and construction-in-progress	2,441,647,000	355,123	2,214,547,000
Dividends payable	12,894,000	1,875	12,893,000
Income tax payable	246,441,000	35,843	149,227,000
Accruals and other payables	2,076,798,000	302,058	1,463,231,000
Total current liabilities	6,422,245,000	934,077	5,164,975,000
Total liabilities	6,585,908,000	957,881	5,337,157,000
Total equity and liabilities	¥ 35,402,237,000	$ 5,149,043	¥ 33,994,238,000
Closing foreign exchange rate	6.8755

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .